OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES
NOTE 11:-	OTHER LONG-TERM LIABILITIES

	December 31,
	2011	2010

Deferred tax liability (1)	$8,844	$7,560
Provision for uncertain tax position	3,717	7,470
Obligations to landlord for Santa Clara facility (2)	-	315
Other	899	539

	$13,460	$15,884

(1)	Deferred tax liability has been established to reflect the Company's tax amortization of goodwill for which no amortization was recorded in the consolidated financial statements.

(2)
Pursuant to an amendment dated January 16, 2007, to the Company's lease agreement for its Santa Clara, California facilities, the Company agreed to repay the landlord with interest for certain building improvements, which were funded by the landlord, over the remaining period of the lease term. The Company has provided the landlord with a letter of credit to secure payment of such amounts. The principal balance due under this amendment to the lease agreement as of December 31, 2011 and December 31, 2010 was $ 43 and $ 315, respectively.